Income Taxes - Tax Benefit (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of income tax benefit
Loss before income taxes and noncontrolling interest	$ 33,372	$ 5,486	$ (363)
Argentina
Reconciliation of income tax benefit
Loss before income taxes and noncontrolling interest	$ (530)	$ (5,219)	$ (6,496)
Statutory tax rate	30.00%	30.00%	35.00%
Income before taxes at the statutory tax rate	$ 159	$ 1,566	$ 2,274
Permanent differences	(1,190)	(130)	1,498
Income tax (expense)/ benefit of the year	$ (1,031)	$ 1,436	$ 3,772